Stock-Based Compensation Plans (Narrative) (Details) (USD $)	12 Months Ended		0 Months Ended		12 Months Ended	0 Months Ended	12 Months Ended			12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Mar. 19, 2002 2000 Stock Option Plan [Member]	Mar. 28, 2000 2000 Stock Option Plan [Member]	Jun. 30, 2011 2000 Stock Option Plan [Member]	Aug. 19, 2008 2008 Stock Option Plan [Member]	Jun. 30, 2012 2008 Stock Option Plan [Member]	Jun. 30, 2011 2008 Stock Option Plan [Member]	Jul. 29, 2008 2008 Stock Option Plan [Member]	Jun. 30, 2012 2011 Phantom Stock Option and Long-term Incentive Plan [Member]	Jul. 02, 2011 2011 Phantom Stock Option and Long-term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized				181,898					180,000		900,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			12,000	181,880		164,500				235,350
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Exercise Price	$ 12.50			$ 3.94		$ 12.50
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	6 years 6 months			10 years		10 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	5 years		4 years	5 years		3 years
Share-based Compensation Arrangement by Share-based Payment Award, Terms of Award			cumulative vesting periods of four years, 20% immediately and 20% per year thereafter
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price			$ 9.20
Stock Issued During Period, Shares, Treasury Stock Reissued					7,250
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value						$ 4.06
Allocated Share-based Compensation Expense							$ 19,000	$ 223,000		$ 265,000
Employee Service Share-based Compensation, Tax Benefit from Compensation Expense							6,000	23,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized	0
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition							0 years 1 month
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value	640,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Total Intrinsic Value	$ 244,000	$ 160,000
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Nonvested, Number		0
Phantom Stock Strike Price Description											The strike price will be the price established by the Committee, which will not be less than 100% of the book value of a share on a specified date, as determined under generally accepted accounting principles (GAAP) as of the last day of the quarter ending on or immediately preceding the valuation date with adjustments made, in the sole discretion of the Committee, to exclude accumulated other comprehensive income.